Nature of Operations		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Oct. 31, 2020	Feb. 01, 2020
Nature of Operations
1.	Organization

Academy Sports and Outdoors, Inc., or the Corporation, was organized as a Delaware corporation on June 30, 2020. The Corporation’s fiscal year represents the 52 or 53 weeks ending on the Saturday closest to January 31. Pursuant to a series of reorganization transactions, it is anticipated that the Corporation will be the parent of New Academy Holding Company, LLC, a Delaware limited liability company.

Following the anticipated reorganization transactions, the Corporation will continue to conduct the business now conducted by New Academy Holding Company, LLC and its subsidiaries.

1. Nature of Operations

The Company

All references to “we”, “us,” “our” or the “Company” in the financial statements refer to, (1) prior to October 1, 2020, New Academy Holding Company, LLC, a Delaware limited liability company (“NAHC”) and the prior parent holding company for our operations, and its consolidated subsidiaries; and (2) on and after October 1, 2020, Academy Sports and Outdoors, Inc., a Delaware corporation (“ASO, Inc.”) and the current parent holding company of our operations, and its consolidated subsidiaries. We conduct our operations primarily through our parent holding company’s indirect subsidiary, Academy, Ltd., a Texas limited partnership doing business as “Academy Sports + Outdoors”, or Academy, Ltd. Our fiscal year represents the 52 or 53 weeks ending on the Saturday closest to January 31. On August 3, 2011, an investment entity owned by investment funds and other entities affiliated with Kohlberg Kravis Roberts & Co. L.P. (collectively, “KKR”), acquired a majority interest in the Company. Upon completion of our initial public offering (the “IPO”) detailed below, affiliates of KKR held a 69.9% ownership interest in the Company (see IPO Over-Allotment Exercise in Note 15).

The Company is one of the leading full-line sporting goods and outdoor recreational products retailers in the United States in terms of net sales. As of October 31, 2020, we operated 259 “Academy Sports + Outdoors” retail locations in 16 states and three distribution centers located in Katy, Texas, Twiggs County, Georgia and Cookeville, Tennessee. Our distribution centers receive, store and ship merchandise to our stores and customers. We also sell merchandise to customers across most of the United States via our academy.com website.

Initial Public Offering and Reorganization Transactions

On October 6, 2020, ASO, Inc. completed an IPO in which we issued and sold 15,625,000 shares of common stock, $0.01 par value for cash consideration of $12.22 per share (representing an initial public offering price of $13.00 per share, net of underwriting discounts) to a syndicate of underwriters led by Credit Suisse Securities (USA) LLC and J.P. Morgan Securities LLC, as representatives, resulting in net proceeds of approximately $184.9 million after deducting underwriting discounts, which included approximately $2.7 million paid to KKR Capital Markets LLC (“KCM”), an affiliate of KKR, for underwriting services in connection with the IPO, and $6.1 million in costs directly associated with the IPO (“Offering Costs”), such as legal and accounting fees. The shares sold in the offering were registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to our registration statement on Form S-1 (File No. 333-248683) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission (the “SEC”) on October 1, 2020.

In connection with our IPO, we completed a series of reorganization transactions (the “Reorganization Transactions”) that resulted in:

•

NAHC, the previous parent holding company for the Company, being contributed to ASO, Inc. by its members and becoming a wholly-owned subsidiary of ASO, Inc., which thereupon became our parent holding company; and

•	one share of common stock of ASO, Inc. issued to then-existing members of NAHC for every 3.15 membership units of NAHC contributed to ASO, Inc.

New Academy Holding Company, LLC
Nature of Operations
1.	Nature of Operations

The Company

New Academy Holding Company, LLC, a Delaware limited liability company, or Holdco and, together with its direct and indirect subsidiaries, the Company, we, us or our, is a holding company that conducts its operations through its subsidiaries, including its indirect subsidiary Academy, Ltd., a Texas limited partnership doing business as “Academy Sports + Outdoors”, or Academy, Ltd. On August 3, 2011, an investment entity owned by investment funds and other entities affiliated with Kohlberg Kravis Roberts & Co. L.P., or collectively, KKR, acquired a majority interest in the Company.

The Company is one of the leading full-line sporting goods and outdoor recreational products retailers in the United States in terms of net sales. As of February 1, 2020, we operated 259 “Academy Sports + Outdoors” retail locations in 16 states and three distribution centers located in Katy, Texas, Twiggs County, Georgia and Cookeville, Tennessee. Our distribution centers receive, store and ship merchandise to our stores and customers. We also sell merchandise to customers across most of the United States via our academy.com website.

Fiscal Year

The Company’s fiscal year represents the 52 or 53 weeks ending on the Saturday closest to January 31 each year. References herein to 2019 and 2018 relate to the 52-week fiscal years ended February 1, 2020 and February 2, 2019, respectively, and references herein to 2017 relate to the 53-week fiscal year ended February 3, 2018.